Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
LEASES

NOTE 16 – LEASES

As of June 30, 2026 and December 31, 2025, the Company had the following lease obligations:

	Discount		June 30,	December 31,
	Rate	Maturity	2026	2025
Current	3.0% - 4.5%	2025-2028	€10,163	€12,203
Non-current	3.0% - 4.5%	2026-2028	6,068	10,059
			€16,231	€22,261

Balance - December 31, 2024	€36,325
Lease liability additions	42,644
Cancellation of lease	(11,795)
Repayment of Lease liability	(47,941)
Interest expense on lease liabilities	3,028
Balance - December 31, 2025	€22,261
Repayment of Lease liability	(6,461)
Interest expense on lease liabilities	431
Balance - June 30, 2026	€16,231

On June 1, 2022, the Company entered into an office lease agreement under a two-year term extensible for three years upon expiry and monthly lease payment of €3,384 during the first year and €3,492 during the second year. On April 1, 2024, the Company extended the office lease for one additional year starting from June 2024 through May 2025 with a monthly payment of €3,618.

On September 26, 2022, the Company entered into a vehicle lease agreement under a three-year term and monthly lease payment of €420.

On November 15, 2022, the Company entered into a vehicle lease agreement under a three-year term and monthly lease payment of €417. The lease was cancelled on January 1, 2025. During the six months ended June 30, 2025, the Company recognized gain from cancellation of the lease of €137.

On August 17, 2023, the Company entered into a vehicle lease agreement under a three-year term and monthly lease payment of €572.

On February 2, 2024, the Company entered into a vehicle lease agreement under a three-year term and monthly lease payment of €458.

On April 27, 2024, the Company entered into a vehicle lease agreement under a four-year term and monthly lease payment of €619.

The following table summarizes the maturity of our lease liabilities as of June 30, 2026:

Year Ended December 31,
2026 (excludes six months ended June 30, 2026)	€6,461
2027	7,887
2028	2,476
2029	-
Total lease payments	16,824
Less: financing cost	(593)
Lease liabilities	€16,231

As of June 30, 2026 and December 31, 2025, the Company has right-of-use assets as follows:

Balance - December 31, 2024	€35,311
Additions from lease modification	42,644
Depreciation	(45,162)
Cancellation of lease	(11,349)
Balance - December 31, 2025	€21,444
Depreciation	(5,974)
Balance - June 30, 2026	€15,470